SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS (Details Narrative)														1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 09, 2024 shares	May 03, 2024 USD ($) shares	Mar. 08, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) shares	Dec. 28, 2023 USD ($) $ / shares shares	Nov. 03, 2023 USD ($) $ / shares shares	Sep. 01, 2023 USD ($) $ / shares	Jul. 26, 2022 USD ($) $ / shares shares	Jul. 22, 2022 USD ($) $ / shares shares	Jul. 14, 2022 $ / shares shares	May 03, 2022	Feb. 15, 2022 USD ($) shares	Feb. 11, 2022 $ / shares shares	Feb. 29, 2024 USD ($) shares	Jan. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 21, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 27, 2025 $ / shares	Nov. 02, 2023 shares	Mar. 31, 2023 shares	Feb. 14, 2022 shares	Dec. 31, 2021 USD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock voting rights																								The holders of the Company’s common stock are entitled to one vote per share
Common stock, shares authorized | shares																100,000,000						100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized | shares																20,000,000						20,000,000		20,000,000	20,000,000
Common stock, par value | $ / shares																$ 0.01						$ 0.01		$ 0.01	$ 0.01
Offering costs | $																$ 508,599						$ 508,599		$ 567,603
Issued stock value | $																								255,107
Proceeds from common stock | $																						2,290,186			17,222,099
Proceeds from issuance of warrants | $					$ 280,500
Incentive plan description											(i) increase the aggregate number of shares available for the grant of awards by 9,739 shares to a total of 13,334 shares, and (ii) add an “evergreen” provision whereby the number of shares authorized for issuance pursuant to awards under the Incentive Plan will be automatically increased on the first trading date immediately following the date the Company issues any share of common stock (defined below) to any person or entity, to the extent necessary so that the number of shares of the Company’s common stock authorized for issuance under the Incentive Plan will equal the greater of (x) 13,334 shares, and (y) 15% of the total number of shares of the Company’s common stock outstanding as of such issuance date (the “Evergreen Provision”). The Plan Amendment was approved by the Company’s shareholders at a special meeting of the Company’s shareholders held on July 14, 2022.
Stock based compensation expense | $																369,200				$ 328,253		1,096,570	1,638,365	1,994,085	2,416,266
Offerings costs | $																						161,461	105,000	$ 291,084
Gross proceeds | $															$ 1,817,640							2,676,980
[custom:ClassOfWarrantOrRightReasonForIssuing]																								The Company engaged Roth Capital Partners, LLC (“Roth”) to act as its financial advisor in connection with the transactions summarized above and will pay Roth approximately $144,000 for its services, in addition to reimbursement for certain expenses. Roth was also issued warrants to purchase up to 4,488 shares of common stock. The Roth Warrants have the same terms as the Inducement Warrants. The grant date fair value of these Roth Warrants was estimated to be $77,991 on December 28, 2023 and were charged to additional paid in capital as issuance costs. The Company also incurred legal fees of $17,254 related to the transactions above that were charged to additional paid in capital as issuance costs.
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																														$ 34,333
Fair Value Adjustment of Warrants | $					$ 2,599,552											122				(67,822)		$ (20,722)	115,342	$ (94,396)	(4,315,236)
Deferred offering costs | $																$ 290,029	$ 82,850	$ 583,713
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares	25,776
Proceeds from issuance of warrants | $															1,800,000
Sale of stock, price per share | $ / shares																										$ 0.01
Gross proceeds | $															$ 1,817,640
February Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares					74,800
Proceeds from issuance of warrants | $					$ 280,500
Cash payment | $ / shares					$ 1.88
Issued shares | shares			15,246		149,600											46,934						46,934		46,934
Pre Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash payment | $ / shares																								$ 23.40
Warrants and Rights Outstanding, Measurement Input																								116.70
Warrants and Rights Outstanding, Term																								3 years 7 months 6 days
Share Price | $ / shares																								$ 8.10
[custom:InvestmentOptionSharePrice] | shares																								23.40
[custom:InvestmentOptionExercisePrice] | $ / shares																								$ 116.70
[custom:InvestmentOptionTerm]																								4 years 1 month 6 days
[custom:SharePriceOption-0] | $ / shares																								$ 9.30
Pre Modification Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input																								94
[custom:InvestmentOutstandingMeasurementInput-0]																								95
Pre Modification Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input																								3.96
[custom:InvestmentOutstandingMeasurementInput-0]																								3.90
Pre Modification Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input																								0
[custom:InvestmentOutstandingMeasurementInput-0]																								0
Post Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:InvestmentIntrinsicValue] | $ / shares																								$ 2.85
[custom:InvestmentInducementGain] | $ / shares																								470,817
Maximum [Member] | February Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																								$ 116.70
Minimum [Member] | February Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares					$ 20.55
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense | $																$ 414				44,606		$ 5,854	147,067	$ 156,075	180,042
Unamortized stock option expense | $																2,346						$ 2,346		$ 84,774
Weighted average period																						1 year 4 months 24 days
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average period																								1 year
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense | $																								$ 0	24,363
Common stock vested restricted stock units | shares																								48
Unissued shares for cash | $																									14,250
Number of vested and unissued shares | shares																								0
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense | $																369,200				$ 328,253		$ 1,096,570	$ 1,638,365	$ 1,994,085	$ 2,416,266
Unamortized stock option expense | $																$ 1,109,526						$ 1,109,526		$ 2,021,021
Weighted average period																						1 year 6 months 25 days		1 year 10 months 24 days
Common stock vested restricted stock units | shares																						2,042		4,176	576
Existing Warrants [Member] | Pre Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Outstanding | shares																								8,134
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																								$ 65,349
Existing Warrants [Member] | Post Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																								$ 23,180
Investment Options [Member] | Pre Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Outstanding | shares																								66,667
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																								$ 618,648
Investment Options [Member] | Post Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																								$ 190,000
2020 Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized shares reserved | shares																											23,334
Shares available for grant | shares																								7,164
RD Offering and Pipe Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from RD offerings | $								$ 8,000,000
Offerings costs | $								7,100,000
Payments of allocated equity | $								3,200,000
Payments of investment option liability | $								4,300,000
Payments of stock issuance costs recorded expense | $								$ 400,000
Offerings costs | $																									$ 251,357
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock voting rights										Each share of Series C Preferred Stock was entitled to receive $0.10 in cash for each 10 whole shares of Series C Preferred Stock immediately prior to the Redemption. As of June 30, 2022, there were
Redeemable preferred stock, shares outstanding | shares										52,684.548
Preferred Stock authorized for future issuances | shares																								100,000
Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering costs | $												$ 5,800,000
Issued shares | shares												4,000
Purchase of common stock | shares												4,000
Exercised of warrants | shares												4,000
Net proceeds from offering | $												$ 9,100,000
Warrant liability | $												3,600,000
Proceeds from issuance of warrants | $												$ 300,000
Board [Member] | 2020 Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares available for grant | shares																418		8,986				418
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares												26,667
Purchase of common stock | shares												26,667
Proceeds from common stock | $												$ 10,000,000.0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued stock value | $																								$ 93
Issued shares | shares													4,000											9,294
Issuance of common shares in exchange for RSU conversions, shares | shares																					4,235			6,910
Stock issued during period conversion of restricted stock award | shares																									82
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																									60
Shares resale | shares													26,667
Cash payment | $ / shares													$ 412.50
Shares other | shares																		46,934						27,867
Shares, Outstanding | shares																599,669	525,245	486,272		145,465	142,789	599,669	145,465	182,625	138,554			138,554		43,462
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares				46,934
Purchase of common stock | shares				130,267										130,267
Proceeds from common stock | $				$ 2,700,000
Gross proceeds | $														$ 2,700,000
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares													4,000
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock vested restricted stock units | shares																						1,369		1,390
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares													26,667
Sale of stock, price per share | $ / shares													$ 375.00
Purchase of additional warrants | shares																													4,000
Placement Agent Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares								4,667
Cash payment | $ / shares								$ 150.00
Distribution Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering costs | $																$ 0						$ 0
Distribution Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, offering price | $																			$ 2,392,502
Proceeds from common stock | $																			$ 2,320,707
Shares resale | shares																			111,200
Distribution Agreement [Member] | Canaccord Genuity LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares							$ 0.01
Common stock, offering price | $							$ 10,000,000.0
Aggregate gross sales price | $							$ 2,392,514
Commission percentage							3.00%
Offering costs | $																0						$ 0		$ 171,944
Issued shares | shares																						111,200
Proceeds from common stock | $																						$ 2,392,502
Offerings costs | $																						583,713
Registration Rights Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares						$ 0.01
Purchase committment | $						$ 10,000,000.0
Issued shares | shares						326,667
Shares resale | shares						76,032
Shares commitment | shares						9,294
Registered Direct Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares									25,000															25,000
Purchase of common stock | shares									17,234
Proceeds from issuance of warrants | $									$ 3,000,000
Shares resale | shares									7,766
Cash payment | $ / shares									$ 0.0015															$ 116.70
PIPE Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares									41,667															41,667
Purchase of common stock | shares									33,933
Proceeds from issuance of warrants | $									$ 5,000,000
Shares resale | shares									7,734
Cash payment | $ / shares									$ 0.0015															$ 116.70
Wainwright Amendment Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of common stock | shares									8,134
Cash payment | $ / shares									$ 116.70	$ 412.50
Warrant expiration										Feb. 15, 2027
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued stock value | $		$ 448,840	$ 322,453
Issued shares | shares		30,534
Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares			$ 0.01
Issued shares | shares			15,246
Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering costs | $																$ 508,599						$ 508,599		$ 395,660
Issued shares | shares																72,699						81,033
Proceeds from common stock | $																$ 517,836						$ 600,686
Number of shares traded in market | shares		1,000,000
Deferred offering costs | $																$ 290,029						$ 372,879
Issued shares | shares																321,667						321,667